Income Taxes - Components of Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current Income Tax Expense (Benefit):
Federal	$ 127	$ (658)
Foreign	1,780	1,815
State and local	8	(130)
Total Current Income Tax Expense (Benefit)	1,915	1,027
Deferred Income Tax Expense (Benefit):
Federal	(46,751)	(138,339)
Foreign	(8,351)	(6,967)
State and local	(7,436)	(32,013)
Valuation Allowance	62,621	177,392
Total Deferred Income Tax Expense (Benefit)	83	73
Income Tax Expense (Benefit)	$ 1,998	$ 1,100